OKLAHOMA MUNICIPAL BOND
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.3%)

Education (10.9%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	$19,264
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	285,337
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	295,165
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	310,347
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	320,412
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	280,180
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	387,701
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	516,935
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	652,457
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	513,680
University of Oklahoma/The 5.000% 07/01/2029 Callable @ 100.000 07/01/2026	770,000	818,441
University of Oklahoma/The 5.000% 07/01/2034	735,000	865,411
University of Oklahoma/The 4.000% 07/01/2036	500,000	522,340
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	200,000	223,724
		6,011,394
General Obligation (7.2%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	619,574
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	613,520
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	542,593
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	423,085
City of Norman OK 3.000% 06/01/2027	765,000	778,311
Oklahoma County Independent School District No 52 Midwest City Del City 4.000% 07/01/2025	500,000	512,325
City of Stillwater OK 5.000% 06/01/2025	470,000	490,121
		3,979,529
Health Care (6.4%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	775,000	622,201
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	252,063
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	327,787
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	363,258
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	261,347
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	250,360
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	782,991
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	250,733
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	444,585
		3,555,325
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	430,000	414,129
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	145,000	141,734
		555,863
Other Revenue (49.9%)
Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	552,170
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,045,299
Cherokee County Economic Development Authority 5.000% 09/01/2024	500,000	511,190
Cherokee County Economic Development Authority 5.000% 09/01/2027	500,000	542,885
*Cleveland County Educational Facilities Authority 5.000% 06/01/2024	1,000,000	1,014,440
Cleveland County Public Facilities Authority 4.000% 05/01/2027	250,000	261,687
Cleveland County Public Facilities Authority 5.000% 05/01/2030 Callable @ 100.000 05/01/2027	650,000	714,993
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	199,456
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	297,876
Cushing Educational Facilities Authority 5.000% 09/01/2024	1,000,000	1,024,240
Cushing Educational Facilities Authority 5.000% 09/01/2028	1,000,000	1,109,800
Delaware County Educational Facilities Authority 5.000% 09/01/2024	500,000	510,000
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	815,000	759,498
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	276,616
Garfield County Educational Facilities Authority 5.000% 09/01/2029 Callable @ 100.000 09/01/2026	1,000,000	1,054,950
*Grady County School Finance Authority 5.000% 12/01/2027 Callable @ 100.000 12/01/2026	1,065,000	1,138,038
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	409,790
Grady County School Finance Authority 5.000% 09/01/2031	250,000	285,312
Grady County School Finance Authority 5.000% 09/01/2032	250,000	283,345
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	1,003,926
Kay County Public Buildings Authority 5.000% 09/01/2023	500,000	501,820
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	540,340
Kay County Public Buildings Authority 5.000% 09/01/2029	520,000	564,299
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	242,267
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	483,055
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	526,035
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	268,215
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	369,225
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	422,632
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	667,994
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	242,740
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	878,570
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,056,870
Oklahoma County Finance Authority 5.000% 09/01/2030	250,000	282,712
Oklahoma County Finance Authority 4.000% 09/01/2038	600,000	595,644
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	148,505
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	154,892
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	160,557
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	164,441
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	250,563
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	369,842
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	395,007
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	219,957
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	292,906
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	595,837
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	489,970
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	802,384
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	651,494
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	947,100
Rogers County Educational Facilities Authority 5.000% 09/01/2024	250,000	256,093
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	250,145
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	501,355
Tulsa Public Facilities Authority 4.000% 03/01/2031	360,000	381,524
		27,670,501
Pre-Refunded (3.9%)
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	104,413
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	179,657
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	476,186
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	521,640
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	374,839
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	503,570
		2,160,305
Transportation (4.0%)
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	600,000	603,156
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	101,910
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,358,780
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	139,738
		2,203,584
Utilities (16.0%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	764,317
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	491,560
*Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,045,750
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	558,895
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	514,990
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	259,703
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	519,905
Oklahoma Water Resources Board 4.000% 10/01/2027 Callable @ 100.000 10/01/2026	400,000	416,668
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	332,202
Oklahoma Water Resources Board 5.000% 10/01/2024	250,000	256,925
Oklahoma Water Resources Board 5.000% 10/01/2025	250,000	263,358
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	835,337
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	845,376
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	287,725
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	961,618
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	509,546
		8,863,875

TOTAL MUNICIPAL BONDS (COST: $56,033,154)		$55,000,376

SHORT-TERM INVESTMENTS (1.0%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	559,449	559,449
TOTAL SHORT-TERM INVESTMENTS (Cost $559,449)		$559,449

TOTAL INVESTMENTS (Cost $56,592,603) (100.3%)		55,559,825

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		$(164,681)

NET ASSETS (100.0%)		$55,395,144

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Oklahoma Municipal Fund
Investments at cost	$56,592,603
Unrealized appreciation	$486,906
Unrealized depreciation	($1,519,684)
Net unrealized appreciation (depreciation)*	($1,032,778)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$55,000,376	$0	$55,000,376
Short-Term Investments	559,449	0	0	559,449
Total	$559,449	$55,000,376	$0	$55,559,825